Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table for CEO[1] ($)	Compensation Actually Paid to CEO[1,2] ($)	Average Summary Compensation Table Total for Non-CEO NEOs[1] ($)	Average Compensation Actually Paid to Non-CEO NEOs[1,3] ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)[4]	Net Income ($ in thousands)
2024	980,055	1,134,850	655,172	743,351	125.12	13,955
2023	891,500	893,256	494,245	495,626	109.04	11,843
2022	910,988	929,148	485,621	486,697	107.71	14,613

[1]	For the years 2024 and 2022 in the above table, the CEO is Michael C. Crapps, president and chief executive officer, and the Non-CEO NEOs are J. Ted Nissen, executive vice president and chief banking officer, and D. Shawn Jordan, executive vice president and chief financial officer. For the years 2023 in the above table, the CEO is Michael C. Crapps, president and chief executive officer, and the Non-CEO NEOs are J. Ted Nissen, executive vice president and chief banking officer, and Tanya A. Butts, former executive vice president and chief operations/risk officer.
[2]	This column represents the “compensation actually paid” to our CEO for each year, determined by starting with the amount set forth in the Summary Compensation Table (“SCT”) in the column entitled “Total Compensation” for the applicable year and adjusting that amount as follows (totaling $154,795, $1,756 and $18,160 for the years 2024, 2023 and 2022, respectively):
-	Increase for fair value of awards granted during year that remain unvested as of year-end
o	2024 = $58,888
o	2023 = $8,847
o	2022 = $6,409
-	Increase / decrease for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
o	2024 = $46,949
o	2023 = ($5,153)
o	2022 = $13,151
-	Increase / decrease for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
o	2024 = $48,958
o	2023 = ($1,938)
o	2022 = ($1,400)
[3]	This column represents the “compensation actually paid” to our Non-CEO NEOs for each year, determined by starting with the amount set forth in the SCT in the column entitled “Total Compensation” for the applicable year (and taking the average of those amounts for the non-CEO NEOs) and adjusting that amount as follows (totaling $88,179, $1,381 and $1,076 for the years 2024, 2023 and 2022, respectively):
-	Increase for fair value of awards granted during year that remain unvested as of year-end
o	2024 = $34,642
o	2023 = $4,845
o	2022 = $3,622
-	Increase / decrease for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
o	2024 = $26,484
o	2023 = ($675)
o	2022 = $5,315
-	Increase / decrease for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
o	2024 = $27,053
o	2023 = ($2,789)
o	2022 = ($7,861)
[4]	Total Shareholder Return assumes $100 was invested in our common stock on December 31, 2021 and assumes the reinvestment of all cash dividends prior to any tax effect and retention of all stock dividends.

Named Executive Officers, Footnote [Text Block]		For the years 2024 and 2022 in the above table, the CEO is Michael C. Crapps, president and chief executive officer
PEO Actually Paid Compensation Amount	[1],[2]	$ 1,134,850	$ 893,256	$ 929,148
Non-PEO NEO Average Total Compensation Amount	[1]	655,172	494,245	485,621
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 743,351	495,626	486,697
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		the Non-CEO NEOs are J. Ted Nissen, executive vice president and chief banking officer, and D. Shawn Jordan, executive vice president and chief financial officer.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Our TSR

The graph below shows the relationship between the compensation actually paid to our CEO and the average compensation actually paid to our non-CEO NEOs and our TSR.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Our Net Income

The graph below shows the relationship between the compensation actually paid to our CEO and the average compensation actually paid to our non-CEO NEOs and our net income.

Total Shareholder Return Amount	[4]	$ 125.12	109.04	107.71
Net Income (Loss) Attributable to Parent		$ 13,955,000	11,843,000	14,613,000
PEO Name		Michael C. Crapps
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 154,795	1,756	18,160
PEO [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		58,888	8,847	6,409
PEO [Member] | Increase Decrease For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		46,949	(5,153)	13,151
PEO [Member] | Increase Decrease For Change In Fair Value From Prior Year End To Vesting Datef Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		48,958	(1,938)	(1,400)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		88,179	1,381	1,076
Non-PEO NEO [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		34,642	4,845	3,622
Non-PEO NEO [Member] | Increase Decrease For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		26,484	(675)	5,315
Non-PEO NEO [Member] | Increase Decrease For Change In Fair Value From Prior Year End To Vesting Datef Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		27,053	(2,789)	(7,861)
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	$ 980,055	$ 891,500	$ 910,988

[1]	For the years 2024 and 2022 in the above table, the CEO is Michael C. Crapps, president and chief executive officer, and the Non-CEO NEOs are J. Ted Nissen, executive vice president and chief banking officer, and D. Shawn Jordan, executive vice president and chief financial officer. For the years 2023 in the above table, the CEO is Michael C. Crapps, president and chief executive officer, and the Non-CEO NEOs are J. Ted Nissen, executive vice president and chief banking officer, and Tanya A. Butts, former executive vice president and chief operations/risk officer.
[2]	This column represents the “compensation actually paid” to our CEO for each year, determined by starting with the amount set forth in the Summary Compensation Table (“SCT”) in the column entitled “Total Compensation” for the applicable year and adjusting that amount as follows (totaling $154,795, $1,756 and $18,160 for the years 2024, 2023 and 2022, respectively):
[3]	This column represents the “compensation actually paid” to our Non-CEO NEOs for each year, determined by starting with the amount set forth in the SCT in the column entitled “Total Compensation” for the applicable year (and taking the average of those amounts for the non-CEO NEOs) and adjusting that amount as follows (totaling $88,179, $1,381 and $1,076 for the years 2024, 2023 and 2022, respectively):
[4]	Total Shareholder Return assumes $100 was invested in our common stock on December 31, 2021 and assumes the reinvestment of all cash dividends prior to any tax effect and retention of all stock dividends.